Consolidated Statements of Changes in (Deficit)/Equity (USD $) In Thousands, except Share data	Common Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [Member]	Total	Series A Convertible Preferred Shares [Member] Common Shares [Member]	Series A Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series A Convertible Preferred Shares [Member] Treasury Stock [Member]	Series A Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series A Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series A Convertible Preferred Shares [Member] Non-Controlling Interest [Member]	Series A Convertible Preferred Shares [Member]	Series B Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series B Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series B Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series B Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series B Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series B Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series B Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [Member]	Series B Redeemable Convertible Preferred Shares [Member]	Series C Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series C Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series C Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series C Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series C Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series C Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series C Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [Member]	Series C Redeemable Convertible Preferred Shares [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member]
Balance at Dec. 31, 2010	$ 5	$ 12,006	$ 0	$ 0	$ (21,994)	$ 1,592	$ 68	$ (8,323)
Balance, number of shares at Dec. 31, 2010	50,352,941
Share-based compensation	0	10,672	0	0	0	0	0	10,672
Accretion of redeemable convertible preferred shares	0	(535)	0	0	0	0	0	(535)
Conversion of convertible preferred shares into common shares, number of shares									33,250,000								34,926,471								29,687,500								16,773,301
Conversion of convertible preferred shares into common shares									3	3,239	0	0	0	0	0	3,242	4	17,169	0	0	0	0	0	17,173	3	16,980	0	0	0	0	0	16,983	2	14,113	0	0	0	0	0	14,115
Issuance of common shares net of issuance costs, number of shares	38,750,000
Issuance of common shares net of issuance costs	4	78,956	0	0	0	0	0	78,960
Exercise of options, number of shares	12,878,250
Exercise of options	1	4,464	0	0	0	0	0	4,465
Foreign currency translation adjustment	0	0	0	0	0	1,249	0	1,249
Net profit/(loss)	0	0	0	0	10,251	0	(1)	10,250
Balance at Dec. 31, 2011	22	157,064	0	0	(11,743)	2,841	67	148,251
Balance, number of shares at Dec. 31, 2011	216,618,463
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares	18,520,900
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	1	287	0	0	0	0	0	288
Share-based compensation	0	24,543	0	0	0	0	0	24,543
Issuance of shares in connection with acquisitions, number of shares	14,646,647
Issuance of shares in connection with acquisitions	1	20,616	0	0	0	0	0	20,617
Stock repurchase, number of shares	(1,088,790)
Stock repurchase	0	0	0	(1,346)	0	0	0	(1,346)
Appropriation to statutory reserve	0	0	2,938	0	(2,938)	0	0	0
Issuance of shares in connection with equity investment, number of shares	3,821,655
Issuance of shares in connection with equity investment	0	5,916	0	0	0	0	0	5,916
Foreign currency translation adjustment	0	0	0	0	0	390	0	390
Fair value of 45% non-controlling interests of NationSky at acquisition	0	0	0	0	0	0	4,795	4,795
Deregistration of Fuzhou NetQin	0	0	0	0	0	0	(67)	(67)
Net profit/(loss)	0	0	0	0	9,430	0	532	9,962
Balance at Dec. 31, 2012	24	208,426	2,938	(1,346)	(5,251)	3,231	5,327	213,349
Balance, number of shares at Dec. 31, 2012	252,518,875
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares	21,388,648
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	2	2,363	0	0	0	0	0	2,365
Share-based compensation	0	55,404	0	0	0	0	0	55,404
Issuance of shares in connection with acquisitions, number of shares	25,856,650
Issuance of shares in connection with acquisitions	3	46,434	0	0	0	0	554	46,991
Stock repurchase, number of shares	(3,557,455)
Stock repurchase	0	0	0	(6,682)	0	0	0	(6,682)
Appropriation to statutory reserve	0	0	6,698	0	(6,698)	0	0	0
Issuance of shares in connection with equity investment, number of shares	6,227,325
Issuance of shares in connection with equity investment	1	13,613	0	0	0	0	0	13,614
Issuance of common shares net of issuance costs, number of shares	7,500,000
Issuance of common shares net of issuance costs	1	11,639	0	0	0	0	0	11,640
Foreign currency translation adjustment	0	0	0	0	0	4,808	0	4,808
Net profit/(loss)	0	0	0	0	(1,856)	0	523	(1,333)
Balance at Dec. 31, 2013	$ 31	$ 337,879	$ 9,636	$ (8,028)	$ (13,805)	$ 8,039	$ 6,404	$ 340,156
Balance, number of shares at Dec. 31, 2013	309,934,044